Related Parties (Tables)	12 Months Ended
Jun. 30, 2024
Related Parties [Abstract]
Schedule of Key Management Personnel Compensation Comprised	Key management personnel compensation comprised:
In USD ($)	June 30, 2024	June 30, 2023	June 30, 2022
Short-term employee benefits	621,330	39,250	96,437
Share based payment	529,397	904,861	838,576

Schedule of Other Related Party Transactions

Other Related Party Transactions

In USD ($)	Note	For the year ended June 30, 2024	For the year ended June 30, 2023	For the year ended June 30, 2022
Share based payment
Key management		529,397	904,861	838,576
CFO Shares Alloted		—	364,014	—
Issue of additional shares
Issue of share capital		—	15,000	—
Issue of share premium		—	39,610,630	—
Expenses paid on behalf of the company
Parent of BG Farming Technologies – Bioceres S.A.		—	—	265,810
100% Subsidiary of Bioceres S.A. – Bioceres LLC	(i)	—	238,121	156,760
Services provided by other companies		—
Bioceres Crop Solutions Corp	(ii)	7,600,000	—	—
Invim Corporativo S.L.	(iii)	10,000,000	—	—
30% owned by Bioceres S.A. – INMET S.A. – Ingenieria Metabolica S.A.	(iv)	26,745	286	252
98.6% owned by Bioceres S.A – INDEAR S.A. – Instituto de Agrobiotecnologia Rosario	(v)	49,805	258,279	57,047
Owned by Bioceres S.A. – Agrality Inc.	(vi)	—	5,000	85,435
Founded and operated by the Company’s CPO – Future Foods B.V.	(vii)	48,780	85,880	94,857
Union Group Ventures Limited	(viii)	—	—	675,000
THEO I SCSp		—	—	1,500,000

(i)      Expenses paid by Bioceres LLC on behalf of the Company.

(ii)     On June 14, 2024, Moolec Science SA and Bioceres Crop Solutions Corp. (“BIOX”) signed an agreement under which BIOX sold 15,000 tons of HB4 soybean to Moolec Science SA for an amount of USD 6,600,000 payable in 2026. Later, on September 15, 2024 such payables were exchanged for a convertible note (see note 31). Additionally, on June 29, 2024, Moolec Science SA entered into an exclusive Technology Access License Agreement with BIOX for USD 1,000,000, granting Moolec science SA the right to use BIOX’s HB4 technology for a period of 5 years.

(iii)    On October 15, 2023, Moolec Science has entered into an agreement to issue a convertible note due 2026 to Invim Corporativo S.L. As of June 30, 2024, the Company has received USD 10,000,000 related to such convertible note.

(iv)    The Company entered into an agreement with INMET S.A. — Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.

(v)      The Company entered into an agreement with INDEAR S.A. — Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.

(vi)    The Company entered into an agreement with Agrality Inc, for the provision of services.

(vii)   The Company entered into an agreement with Future Foods B.V. for the provision of services.

(viii)  The Company entered into an agreement with Union Group Ventures Limited which accrues an interest expense.

Schedule of Other Related Party Balances

Other Related Party Balances

In USD ($)	Balance outstanding as of June 30, 2024	Balance outstanding as of June 30, 2023
Bioceres Crop Solutions Corp	(7,600,000)	—
100% Subsidiary of Bioceres S.A. – Bioceres LLC	(491,894)	(623,629)
Invim Corporativo S.L.	(10,572,772)	—
Union Group Ventures Limited	(794,301)	(677,000)
Founded and operated by the Company’s CPO – Future Foods B.V.	(47,199)	(78,337)
Agrality Inc.	(26,750)	—
INDEAR S.A.	(2,992)	(72,494)